SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 7,253	$ 62,937
Restricted cash	34	185
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 7,287	$ 63,122